Fair Value Measurement - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 3,063	$ 1,625
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,397	468
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	367	221
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	196	197
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	$ 14	$ 40	$ 20	$ 54	$ 52